STOCKHOLDERS EQUITY (Details) - USD ($)					12 Months Ended
	Mar. 22, 2021	Feb. 22, 2021	Dec. 23, 2020	Dec. 21, 2017	Sep. 30, 2021	Sep. 30, 2019
Shares issued for cast, net of offering costs					$ 24,759,560	$ 50,697
Securities Purchase Agreement
Number of shares offered	4,000,000		1,785,000
Common stock, par value	$ 0	$ 0	$ 0
Shares issued, price per share	$ 4.50		$ 1.40
Shares issued for cast, net of offering costs	$ 18,000,000		$ 2,499,000
Issuance of common stock, net of offering costs (shares)	4,000,000	1,295,770		1,784,992